UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Raiff Partners, Inc.
Address:              152 West 57th Street
                      New York, NY  10019

Form 13F File Number: 28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sheldon Brody
Title:    Chief Financial Officer
Phone:    212-247-6509

Signature, Place and Date of Signing:


/s/ Sheldon Brody               New York, NY              February 11, 2011

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                             3
Form 13F Information Table Entry Total                        49
Form 13F Information Table Value Total:     $190,425 (thousands)

List of Other Included Managers:

No.     Form 13F File No.     Name
---     -----------------     ----

01      28-5534               Centurion Advisors, L.P.
02      28-5414               Centurion Investment Group, L.P.
03      28-7106               Centurion Investors, LLC

                             FORM 13F AS OF 12/31/10
                    REPORTING MANAGER: RAIFF PARTNERS, INC.
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                                                            Fair Market Shares or
                                     Title          Cusip      Value    Principal SH/ PUT/ Investment   Other     Voting Authority
Name of Issuer                      of Class        Number   x $1,000    Amount   PRN CALL Discretion  Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN HOLDING LP       UNIT LP        01881G106      233     10,000   SH        DEFINED     1,2,3   10,000
ALTRIA GROUP INC                    CS             02209S103    3,078    125,000   SH        DEFINED     1,2,3  125,000
AMERICAN CAPITAL AGENCY CORP        CS             02503X105    4,598    160,000   SH        DEFINED     1,2,3  160,000
ANWORTH MORTGAGE ASSET CORP         CS             037347101    2,100    300,000   SH        DEFINED     1,2,3  300,000
APOLLO INVESTMENT CORP              CS             03761U106    1,661    150,000   SH        DEFINED     1,2,3  150,000
APPLE INC                           CS             037833100   19,354     60,000   SH        DEFINED     1,2,3   60,000
BARCLAYS LTD.PREFERRED A            SP ADR         06739H776      718     28,785   SH        DEFINED     1,2,3   28,785
BLACKROCK HI YLD FUND               CS             09255P107    1,512    130,000   SH        DEFINED     1,2,3  130,000
BOARDWALK PIPELINE PARTNERS         UNIT LP        096627104    7,160    230,000   SH        DEFINED     1,2,3  230,000
BP P L C SPONSORED ADR              SP ADR         055622104    7,730    175,000   SH        DEFINED     1,2,3  175,000
CAPSTEAD MORTGAGE                   CS             14067E506      504     40,000   SH        DEFINED     1,2,3   40,000
CAPSTEAD MORTGAGE PREFD B           PFD B          14067E308       83      5,900   SH        DEFINED     1,2,3    5,900
CENTURYLINK INC                     CS             156700106   10,388    225,000   SH        DEFINED     1,2,3  225,000
CREDIT SUISSE HIGH YIELD BOND FUND  SH BEN INT     22544F103      809    280,000   SH        DEFINED     1,2,3  280,000
CYPRESS SHARPRIDGE INVTS INC        CS             23281A307    2,582    200,000   SH        DEFINED     1,2,3  200,000
DIAMOND OFFSHORE DRILLING           CS             25271C102    3,344     50,000   SH        DEFINED     1,2,3   50,000
EXPRESS INC.                        CS             30219E103    4,982    265,000   SH        DEFINED     1,2,3  265,000
FRONTIER COMMUNICATIONS CORP        CS             35906A108    7,054    725,000   SH        DEFINED     1,2,3  725,000
GENERAL MOTORS CORP                 CS             37045V100    5,529    150,000   SH        DEFINED     1,2,3  150,000
GOODYEAR TIRE                       CS             382550101    3,555    300,000   SH        DEFINED     1,2,3  300,000
HEWLETT PACKARD                     CS             428236103    4,210    100,000   SH        DEFINED     1,2,3  100,000
IBOX $HIGH YIELD CORP BOND FUND     HI YLD CORP    464288513    4,966     55,000   SH        DEFINED     1,2,3   55,000
KKR FINANCIAL HOLDINGS LLC          CS             48248A306    2,325    250,000   SH        DEFINED     1,2,3  250,000
LINN ENERGY LLC - UNITS             UNIT LTD LIAB  536020100    8,623    230,000   SH        DEFINED     1,2,3  230,000
MFA FINANCIAL INC                   CS             55272X102    4,080    500,000   SH        DEFINED     1,2,3  500,000
MORGAN STANLEY                      CS             617446448    1,361     50,000   SH        DEFINED     1,2,3   50,000
NAVIOS MARITIME PARTNERS, LP        UNIT LP        Y62267102    3,015    155,000   SH        DEFINED     1,2,3  155,000
NEW AMERICA HIGH INCOME FUND        CS             641876800      847     85,000   SH        DEFINED     1,2,3   85,000
NEW YORK COMMUNITY BANCORP          CS             649445103    8,483    450,000   SH        DEFINED     1,2,3  450,000
OCH-ZIFF CAPITAL MANAGEMENT         CL A           67551U105    2,493    160,000   SH        DEFINED     1,2,3  160,000
PIMCO INCOME STRATEGY FUND          CS             72201H108      575     50,000   SH        DEFINED     1,2,3   50,000
PRIDE INTERNATIONAL INC             CS             74153Q102    1,980     60,000   SH        DEFINED     1,2,3   60,000
PUTNAM PREMIER INCOME TRUST         SH BEN INT     746853100    1,325    211,000   SH        DEFINED     1,2,3  211,000
REGAL ENTERTAINMENT GROUP  CLASS A  CL A           758766109    2,055    175,000   SH        DEFINED     1,2,3  175,000
REYNOLDS AMERICAN INC               CS             761713106    5,545    170,000   SH        DEFINED     1,2,3  170,000
SEADRILL, LTD                       CS             G7945E105    6,784    200,000   SH        DEFINED     1,2,3  200,000
SPDR BARCLAYS CAPITAL HI YLD ETF    YLD ETF        78464A417    2,184     55,000   SH        DEFINED     1,2,3   55,000
STARWOOD PROPERTY TRUST INC         CS             85571B105    9,666    450,000   SH        DEFINED     1,2,3  450,000
STEEL DYNAMICS                      CS             858119100    4,575    250,000   SH        DEFINED     1,2,3  250,000
STILLWATER MINING CO.               CS             86074Q102    2,562    120,000   SH        DEFINED     1,2,3  120,000
STONEMOR PARTNERS LP                UNITS          86183Q100    1,112     37,000   SH        DEFINED     1,2,3   37,000
SUN LIFE FINANCIAL                  CS             866796105    3,010    100,000   SH        DEFINED     1,2,3  100,000
TARGA RESOURCES PARTNERS, LP        UNITS          87611X105      509     15,000   SH        DEFINED     1,2,3   15,000
UNITED CONTINENTAL HOLDINGS         CS             910047109    2,620    110,000   SH        DEFINED     1,2,3  110,000
US AIRWAYS GROUP                    CS             90341W108    2,703    270,000   SH        DEFINED     1,2,3  270,000
VALE SA                             SP ADR         91912E105      519     15,000   SH        DEFINED     1,2,3   15,000
VERIZON COMMUN                      CS             92343V104    8,408    235,000   SH        DEFINED     1,2,3  235,000
WINDSTREAM CORP                     CS             97381W104    2,440    175,000   SH        DEFINED     1,2,3  175,000
YAMANA GOLD INC                     CS             98462Y100    4,480    350,000   SH        DEFINED     1,2,3  350,000


TOTAL PORTFOLIO                                               190,425

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